IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
With respect to “Appendix B: Sales Charge Waivers and Exchange Features for Shareholders Purchasing Through Certain Financial Intermediaries” (“Appendix B”), the disclosures for Ameriprise Financial and Morgan Stanley Smith Barney are hereby deleted in their entirety and replaced with the below disclosures. No other changes apply to Appendix B, and, accordingly, the disclosures provided for other financial intermediaries listed on Appendix B remain unchanged.
Ameriprise Financial
CLASS A SHARES FRONT-END SALES CHARGE WAIVERS AVAILABLE AT AMERIPRISE FINANCIAL:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Effective January 15, 2021, shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
■ Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■ Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
■ Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■ Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■ Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
Morgan Stanley Smith Barney
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
■ Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■ Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■ Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■ Shares purchased through a Morgan Stanley self-directed brokerage account;
■ Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s intra-fund share class exchange program;
■ Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

The Federated Hermes Funds include the following registrants and portfolios:
Federated HeRMES Adviser Series
Federated Hermes Emerging Markets Equity Fund
Federated Hermes Global Equity Fund
Federated Hermes Global Small Cap Fund
Federated Hermes International Equity Fund
Federated Hermes SDG Engagement Equity Fund
Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes International Developed Equity Fund
Federated Hermes International Growth Fund
Federated Hermes MDT Large Cap Value Fund
Federated Hermes U.S. SMID Fund
Federated HERMEs Equity Funds
Federated Hermes Global Strategic Value Dividend Fund
Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Kaufmann Fund
Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Kaufmann Small Cap Fund
Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Strategic Value Dividend Fund
Federated Hermes Equity Income Fund, Inc.
Federated Hermes Fixed Income Securities, Inc.
Federated Hermes Strategic Income Fund
Federated HERMES Global Allocation Fund
Federated HERMES Government Income Securities, inc.
Federated Hermes HIGH INCOME BOND FUND, INC.
Federated HERMES High Yield Trust
Federated Hermes Opportunistic High Yield Bond Fund
Federated HERMES Income Securities Trust
Federated Hermes Capital Income Fund
Federated Hermes Floating Rate Strategic Income Fund (Class A, Class C, Institutional and Class R6 Shares only)
Federated Hermes Fund for U.S. Government Securities
Federated Hermes Muni and Stock Advantage Fund
Federated Hermes Short-Term Income Fund
Federated HERMES Index Trust
Federated Hermes Max-Cap Index Fund
Federated HERMES Institutional Trust
Federated Hermes Short-Intermediate Total Return Bond Fund
Federated HERMES International Series, Inc.
Federated Hermes Global Total Return Bond Fund
Federated Hermes Investment Series Funds, Inc.
Federated Hermes Corporate Bond Fund

Federated Hermes MDT Series
Federated Hermes MDT All Cap Core Fund
Federated Hermes MDT Balanced Fund
Federated Hermes MDT Large Cap Growth Fund
Federated Hermes MDT Small Cap Core Fund
Federated Hermes MDT Small Cap Growth Fund
Federated HERMES Municipal BOND FUND, INC.
Federated Hermes Municipal Securities Income Trust
Federated Hermes Michigan Intermediate Municipal Fund
Federated Hermes Municipal High Yield Advantage Fund
Federated Hermes Ohio Municipal Income Fund
Federated Hermes Pennsylvania Municipal Income Fund
Federated HERMES Short-Intermediate Duration Municipal Trust
Federated Hermes Short-Intermediate Municipal Fund
Federated HERMES Total Return Series, Inc.
Federated Hermes Total Return Bond Fund
Federated HERMES World Investment Series, Inc.
Federated Hermes Emerging Market Debt Fund
Federated Hermes International Leaders Fund
Federated Hermes International Small-Mid Company Fund
November 30, 2020

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455335 (11/20)
© 2020 Federated Hermes, Inc.